Segment information (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Non-current assets	SFr 3,812,001	SFr 1,958,709
Switzerland
Disclosure of operating segments [line items]
Non-current assets	SFr 3,812,001	SFr 1,958,709